Expense Example	Jun. 23, 2025 USD ($)
Aristotle Pacific EXclusive Fund Series H | Aristotle Pacific EXclusive Fund Series H Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	0
Aristotle Pacific EXclusive Fund Series I | Aristotle Pacific EXclusive Fund Series I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	$ 0